10. Options (Tables)	12 Months Ended
Dec. 31, 2013
Options Tables
Summary of the status of all of the Company's stock option

The following is a summary of the status of all of the Company’s stock option as of December 31, 2013 and changes during the year ended on that date:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	200,000	$0.55	1.8
Granted	-	$-	-
Exercised	(200,000)	$0.55	1.68
Cancelled	-	$-	-
Outstanding at December 31, 2013	-	$-	-
Exercisable at December 31, 2013	-	$-	-